Employee Costs - Summary of Cost of Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 404	£ 393	£ 432
Share Value Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	303	313	302
Performance Share Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	59	64	58
Share option plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	5	4	4
Cash settled and other plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 37	£ 12	£ 68